Investment Properties (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Opening net book amount	¥ 367,586
Charge for the year	(15,325)	¥ (15,184)	¥ (14,694)
Closing net book amount	352,188	367,586
Cost [member]
Disclosure of detailed information about investment property [line items]
Opening net book amount	627,488	602,659
Transferred from property plant and equipment	90	24,829
Transferred to property plant and equipment	(1,164)
Closing net book amount	626,414	627,488	602,659
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Opening net book amount	(259,902)	(235,191)
Transferred from property plant and equipment	(87)	(9,527)
Transferred to property plant and equipment	1,088
Charge for the year	(15,325)	(15,184)
Closing net book amount	¥ (274,226)	¥ (259,902)	¥ (235,191)